Note 15 - Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Net income available to common shareholders	$ 1,035	$ 913	$ 4,557	$ 2,499	$ 3,581	$ 2,994
Weighted average common shares outstanding (in shares)	2,730,376	2,727,837	2,730,887	2,726,538	2,726,926	2,724,293
Basic income per share (in dollars per share)	$ 0.38	$ 0.33	$ 1.67	$ 0.92	$ 1.31	$ 1.10
Net income available to common shareholders	$ 1,035	$ 913	$ 4,557	$ 2,499	$ 3,581	$ 2,994
Weighted average common shares outstanding (in shares)	2,730,429	2,727,837	2,730,850	2,726,538	2,726,926	2,724,293
Dilutive effect of restricted stock (in shares)						32
Total common shares and dilutive potential common shares (in shares)	2,730,429	2,727,837	2,730,850	2,726,538	2,726,926	2,724,325
Dilutive income per share (in dollars per share)	$ 0.38	$ 0.33	$ 1.67	$ 0.92	$ 1.31	$ 1.10